Significant Accounting Estimates and Judgements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Clinical accruals	$ 2,434	$ 2,956
Clinical Accruals [Member]
Disclosure of changes in accounting estimates [line items]
Clinical accruals	$ 1,200